Preferred share issuance and merger (Net identifiable assets acquired) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 18, 2015
Business Acquisition [Line Items]
Goodwill	$ 171,117	$ 171,117	$ 171,117	$ 171,117	$ 172,059
BCP IV GrafTech Holdings LP [Member]
Business Acquisition [Line Items]
Cash						$ 25,032
Accounts receivable						94,298
Inventories						344,765
Property, plant and equipment						650,405
Intangible assets						155,700
Deferred tax assets						41,606
Prepaid and other current assets						49,716
Other non-current assets						8,428
Accounts payable						(68,005)
Short-term debt						(18,779)
Other accrued liabilities						(53,252)
Long-term debt						(367,811)
Other long-term liabilities						(101,648)
Deferred tax liabilities						(79,235)
Net identifiable assets acquired						681,220
Goodwill						173,117
Net assets acquired						$ 854,337